Schedule H, Line 4i- Schedule of Assets (Held at End of Year) (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	22-3760320
EBP, Plan Number	001
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 359,842	[1]
EBP, Asset Held for Investment	$ 21,848,048
Investment, Identifier [Axis]: BCB Bancorp, Inc. | Common Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Common Stock Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	BCB Bancorp Inc [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,542,582	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | American Funds Cap Income Bld
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds Cap Income Bld [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 441,621
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2030
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2030 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,657,330
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2035
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2035 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,256,029
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2040
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2040 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,487,114
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2045
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2045 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 178,518
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2050
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2050 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 610,287
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2055
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2055 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 226,324
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index 2060
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index 2060 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 608,585
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | BlackRock LifePath Index Return Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock LifePath Index Return Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 648,521
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Blackrock Life Path Index 2065
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Blackrock Life Path Index 2065 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 137,917
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Blackrock Life Path Index 2070
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock Life Path Index 2070 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,694
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | DFA US Targeted VI Port Ins
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	DFA US Targeted VI Port Ins [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 224,605
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,682,945
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 173,997
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Fidelity Real Estate Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Real Estate Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 57,970
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 152,681
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Fidelity Total International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Total International Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,006,838
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Pimco Commodity Rl Rtn
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Pimco Commodity Rl Rtn [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 113,335
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Vanguard Balanced Index Fnd Adm
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Balanced Index Fnd Adm [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,910,370
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Core Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Core Bond Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 910,266	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Fixed Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Fixed Account [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 834,148	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Gov Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Gov Money Market [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 329	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Large Cap Growth Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,438,273	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Large Cap Value Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,614,631	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Mid Cap Growth Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 357,386	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Mid Cap Value Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 166,707	[1]
Investment, Identifier [Axis]: Voya Retirement Insurance and Annuity Company | Voya Small Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true	[1]
EBP, Investment, Issuer Name [Extensible Enumeration]	Voya Small Cap Growth Fund [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]	[1]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Voya Retirement Insurance and Annuity Company [Member]	[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,203	[1]
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%	[1]
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%	[1]

[1]	A party-in-interest as defined by ERISA